BetaBuilders USD Investment Grade Corporate Bond ETF Investment Strategy - BetaBuilders USD Investment Grade Corporate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Index (the Underlying Index), which measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Bloomberg Index Services Limited is the index provider for the Underlying Index (the Index Provider). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy. The Underlying Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Underlying Index is a component of the Bloomberg US Credit and Bloomberg US Aggregate indices. As of May 30, 2025, the duration of the Underlying Index was 6.77 years. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the rebalancing of the Underlying Index. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s Underlying Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures to manage duration. The Fund will not invest in asset classes that are not present in the Underlying Index.